UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2012

                Check here if Amendment [  ]; Amendment Number:
     This Amendment (check only one.)          [  ] is a restatement
                                               [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                     STEWART WEST INDIES TRADING CO., LTD.
                      (D/B/A STEWART INVESTMENT ADVISERS)
                                     (Name)

                          2344 SPRUCE STREET, SUITE A
                            BOULDER, COLORADO  80302
                                   (Address)

                        Form 13F File Number:  28-10971

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Stephen C. Miller
Title:         Vice President
Phone:         (303) 444-5483

Signature, Place, and Date of Signing:

/s/ Stephen C. Miller    Boulder, Colorado           August 7, 2012
     (Signature)           (City, State)                  (Date)

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[  ]     13F NOTICE.   (Check  here  if no holdings reported are in this report,
         and  all  holdings  are  reported  by    other  reporting  manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name

28-04557                 Wellington Management Company, LLP

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     89

Form 13F Information Table Value Total:     $622,898  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name

1       28-10970                 Boulder Investment Advisers, L.L.C.

2       28-14185                 Rocky Mountain Advisers, LLC


                                                      FORM 13F INFORMATION TABLE


                                                          VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED    NONE
3M CO                         COM             88579Y101    3,405      38,000  SH         DEFINED            1           38,000
AGL RES INC                   COM             001204106      784      20,220  SH         DEFINED            1           20,220
ALLETE INC                    COM NEW         018522300      502      12,000  SH         DEFINED            1           12,000
ALLIANCE RES PARTNER L P      UT LTD PART     01877R108    1,122      20,000  SH         DEFINED            1           20,000
ALLIANT ENERGY CORP           COM             018802108      684      15,000  SH         DEFINED            1           15,000
ALTRIA GROUP INC              COM             02209S103    3,110      90,000  SH         DEFINED            1           90,000
AMERICAN ELEC PWR INC         COM             025537101      519      13,000  SH         DEFINED            1           13,000
AMERICAN EXPRESS CO           COM             025816109    2,037      35,000  SH         DEFINED            1           35,000
ATMOS ENERGY CORP             COM             049560105      491      14,000  SH         DEFINED            1           14,000
BERKSHIRE HATHAWAY INC DEL    CL A            084670108  166,802       1,335  SH         DEFINED            1            1,335
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702   40,415     485,000  SH         DEFINED            1          485,000
BLACK HILLS CORP              COM             092113109    1,641      51,000  SH         DEFINED            1           51,000
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH  112585104    1,457      44,000  SH         DEFINED            1           44,000
CATERPILLAR INC DEL           COM             19248A109    6,793      80,000  SH         DEFINED            1           80,000
CENTERPOINT ENERGY INC        COM             149123101      641      31,000  SH         DEFINED            1           31,000
CISCO SYS INC                 COM             15189T107    3,732     217,375  SH         DEFINED            1          217,375
COHEN & STEERS INFRASTRUCTUR  COM             17275R102   32,234   1,874,058  SH         DEFINED            1        1,874,058
CONOCOPHILLIPS                COM             20825C104    3,632      65,000  SH         DEFINED            1           65,000
DIAGEO P L C                  SPON ADR NEW    25243Q205   10,307     100,000  SH         DEFINED            1          100,000
DIAMOND OFFSHORE DRILLING IN  COM             25271C102      828      14,000  SH         DEFINED            1           14,000
EMPIRE DIST ELEC CO           COM             291641108      464      22,000  SH         DEFINED            1           22,000
ENTERPRISE PRODS PARTNERS L   COM             293792107   10,512     205,150  SH         DEFINED            1          205,150
FIRSTENERGY CORP              COM             337932107    1,969      40,019  SH         DEFINED            1           40,019
FRANKLIN RES INC              COM             354613101    1,110      10,000  SH         DEFINED            1           10,000
FREEPORT-MCMORAN COPPER & GO  COM             35671D857    9,148     268,500  SH         DEFINED            1          268,500
GREAT PLAINS ENERGY INC       COM             391164100    3,212     150,000  SH         DEFINED            1          150,000
HARRIS CORP DEL               COM             413875105      963      23,000  SH         DEFINED            1           23,000
HOME DEPOT INC                COM             437076102    3,842      72,500  SH         DEFINED            1           72,500
JOHNSON & JOHNSON             COM             478160104   33,915     502,000  SH         DEFINED            1          502,000
JPMORGAN CHASE & CO           COM             46625H100   23,160     648,200  SH         DEFINED            1          648,200
LACLEDE GROUP INC             COM             505597104      518      13,000  SH         DEFINED            1           13,000
LINN ENERGY LLC               UNIT LTD LIAB   536020100    3,429      90,000  SH         DEFINED            1           90,000
LTC PPTYS INC                 COM             502175102    4,063     112,000  SH         DEFINED            1          112,000
MERCK & CO INC NEW            COM             58933Y105      835      20,000  SH         DEFINED            1           20,000
NEXTERA ENERGY INC            COM             65339F101      550       8,000  SH         DEFINED            1            8,000
OGE ENERGY CORP               COM             670837103      606      11,700  SH         DEFINED            1           11,700
PENGROWTH ENERGY CORP         COM             70706P104    1,019     160,000  SH         DEFINED            1          160,000
PENN VA RESOURCES PARTNERS L  COM             707884102    2,205      90,000  SH         DEFINED            1           90,000
PHILIP MORRIS INTL INC        COM             718172109    1,789      20,500  SH         DEFINED            1           20,500
PHILLIPS 66                   COM             718546104    1,080      32,500  SH         DEFINED            1           32,500
POSCO                         SPONSORED ADR   693483109      724       9,000  SH         DEFINED            1            9,000
PPL CORP                      COM             69351T106    2,781     100,000  SH         DEFINED            1          100,000
PROCTER & GAMBLE CO           COM             742718109    2,328      38,000  SH         DEFINED            1           38,000
PROGRESS ENERGY INC           COM             743263105      662      11,000  SH         DEFINED            1           11,000
PUBLIC SVC ENTERPRISE GROUP   COM             744573106    1,079      33,200  SH         DEFINED            1           33,200
REALTY INCOME CORP            COM             756109104    1,362      32,600  SH         DEFINED            1           32,600
REPUBLIC SVCS INC             COM             760759100    1,588      60,000  SH         DEFINED            1           60,000
RMR REAL ESTATE INCOME FUND   COM             76970B101      925      55,606  SH         DEFINED            1           55,606
SANOFI                        SPONSORED ADR   80105N105   10,390     275,000  SH         DEFINED            1          275,000
SCANA CORP NEW                COM             80589M102    1,761      36,800  SH         DEFINED            1           36,800
SOUTHERN CO                   COM             842587107      602      13,000  SH         DEFINED            1           13,000
SUBURBAN PROPANE PARTNERS L   UNIT LTD PARTN  864482104      371       9,000  SH         DEFINED            1            9,000
TECO ENERGY INC               COM             872375100      506      28,000  SH         DEFINED            1           28,000
TOTAL S A                     SPONSORED ADR   89151E109      809      18,000  SH         DEFINED            1           18,000
TRANSOCEAN LTD                REG SHS         H8817H100      716      16,000  SH         DEFINED            1           16,000
UIL HLDG CORP                 COM             902748102      545      15,200  SH         DEFINED            1           15,200
VECTREN CORP                  COM             92240G101      502      17,000  SH         DEFINED            1           17,000
VENTAS INC                    COM             92276F100   14,278     226,200  SH         DEFINED            1          226,200
W P CAREY & CO LLC            COM             931142103    1,593      34,600  SH         DEFINED            1           34,600
WAL MART STORES INC           COM             949746101   42,529     610,000  SH         DEFINED            1          610,000
WELLS FARGO & CO NEW          COM             95709T100   25,619     766,111  SH         DEFINED            1          766,111
WESTAR ENERGY INC             COM             92924F106      599      20,000  SH         DEFINED            1           20,000
WGL HLDGS INC                 COM             92930Y107      477      12,000  SH         DEFINED            1           12,000
YUM BRANDS INC                COM             988498101   58,944     915,000  SH         DEFINED            1          915,000
ALLIANCE RES PARTNER L P      UT LTD PART     01877R108      561      10,000  SH         DEFINED            2           10,000
ALTRIA GROUP INC              COM             02209S103    1,451      42,000  SH         DEFINED            2           42,000
CISCO SYS INC                 COM             19248A109   10,038     584,625  SH         DEFINED            2          584,625
COHEN & STEERS INFRASTRUCTUR  COM             17275R102      688      40,000  SH         DEFINED            2           40,000
ENTERPRISE PRODS PARTNERS L   COM             293792107    1,704      33,250  SH         DEFINED            2           33,250
FREEPORT-MCMORAN COPPER & GO  COM             35671D857    4,071     119,500  SH         DEFINED            2          119,500
HARRIS CORP DEL               COM             413875105      963      23,000  SH         DEFINED            2           23,000
JOHNSON & JOHNSON             COM             478160104    6,202      91,800  SH         DEFINED            2           91,800
JPMORGAN CHASE & CO           COM             46625H100   10,855     303,800  SH         DEFINED            2          303,800
LINN ENERGY LLC               UNIT LTD LIAB   536020100    1,143      30,000  SH         DEFINED            2           30,000
MERCK & CO INC NEW            COM             58933Y105      854      20,447  SH         DEFINED            2           20,447
PENGROWTH ENERGY CORP         COM             70706P104      510      80,000  SH         DEFINED            2           80,000
PENN VA RESOURCES PARTNERS L  COM             707884102      980      40,000  SH         DEFINED            2           40,000
PHILIP MORRIS INTL INC        COM             718172109      960      11,000  SH         DEFINED            2           11,000
POSCO                         SPONSORED ADR   693483109      724       9,000  SH         DEFINED            2            9,000
PPL CORP                      COM             69351T106    2,225      80,000  SH         DEFINED            2           80,000
PUBLIC SVC ENTERPRISE GROUP   COM             744573106      546      16,800  SH         DEFINED            2           16,800
REPUBLIC SVCS INC             COM             760759100      794      30,000  SH         DEFINED            2           30,000
RMR REAL ESTATE INCOME FUND   COM             76970B101      312      18,727  SH         DEFINED            2           18,727
SANOFI                        SPONSORED ADR   80105N105    6,812     180,300  SH         DEFINED            2          180,300
SCANA CORP NEW                COM             80589M102      593      12,400  SH         DEFINED            2           12,400
TOTAL S A                     SPONSORED ADR   89151E109      809      18,000  SH         DEFINED            2           18,000
TRANSOCEAN LTD                REG SHS         H8817H100      358       8,000  SH         DEFINED            2            8,000
WAL MART STORES INC           COM             931142103      697      10,000  SH         DEFINED            2           10,000
WELLS FARGO & CO NEW          COM             949746101   10,841     324,189  SH         DEFINED            2          324,189